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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22131

MILLER INVESTMENT TRUST

(Exact name of registrant as specified in charter)

                   20 William Street, Wellesley, MA 02481

                (Address of principal executive offices) (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (631) 470-2600

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record:

The following information, indicating for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report, is provided for each series of the Registrant:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

(c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: MILLER INVESTMENT TRUST - Miller Convertible Bond Fund Investment Company Act file number: 811-22131 Reporting period: July 1, 2013 - June 30, 2014								Item 1, Exhibit 1
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies to report during the Reporting Period.

Registrant: MILLER INVESTMENT TRUST - Miller Convertible Plus Fund Investment Company Act file number: 811-22131 Reporting period: July 1, 2013 - June 30, 2014								Item 1, Exhibit 2
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The Miller Convertible Plus Fund had not commenced operations as of June 30, 2014.

Registrant: MILLER INVESTMENT TRUST - Miller Intermediate Bond Fund Investment Company Act file number: 811-22131 Reporting period: July 1, 2013 - June 30, 2014								Item 1, Exhibit 3
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The Miller Intermediate Bond Fund had not commenced operations as of June 30, 2014.

SIGNATURES

[See General Instructions F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

             MILLER INVESTMENT TRUST

By (Signature and Title)*        /s/ Greg Miller

       Greg Miller, President and Treasurer

Date: 8/5/2014

* Print the name and title of each signing officer under his or her signature.